Income Taxes - Summary Of The Gross Unrecognized Tax Benefits, Exclusive Of Interest And Penalties (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 25, 2022	Mar. 31, 2022	Dec. 26, 2021
Unrecognized Tax Benefits [Roll Forward]
Gross unrecognized tax benefits, Beginning Balance	$ 300	$ 1,000	$ 31,535	$ 600
Increases related to current year tax position	0	0	0	0	$ 0
Increases related to prior year tax positions	5,300	0	0	400	0
Decreases related to prior year tax positions	0	0	2,137	0	2,137
Settlements	0	0	(143)	0	(5,548)
Lapse in statute of limitations	(300)	(700)	(21,570)	0	(23,850)
Gross unrecognized tax benefits, Ending Balance	5,300	300	$ 23,850	1,000	$ 31,535
LIONS GATE ENTERTAINMENT CORP. [Member]
Unrecognized Tax Benefits [Roll Forward]
Gross unrecognized tax benefits, Beginning Balance	64,900	70,200		68,000
Increases related to current year tax position	0	0		0
Increases related to prior year tax positions	8,900	200		2,600
Decreases related to prior year tax positions	0	0		0
Settlements	(60,700)	(4,300)		0
Lapse in statute of limitations	(1,000)	(1,200)		(400)
Gross unrecognized tax benefits, Ending Balance	$ 12,100	$ 64,900		$ 70,200